Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Additional Information (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 24,942,737	R$ 24,745,764
Period over which management has projected cash flows	10 years
Explanation of period over which management has projected cash flows	use of periods greater than five years in the preparation of discounted cash flows is appropriate for the purpose of calculating the recoverable amount, because it reflects the estimated time of use of the asset and of the business groups.
Growth rate	3.36%	3.55%
Impairment	R$ 1,493,752	R$ 3,155,400
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 181,505	137,399
Moove [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods and assumptions used in preparing sensitivity analysis	For Moove, we performed a sensitivity analysis on key assumptions, the Weighted Average Cost of Capital (WACC), and the Compound Annual Growth Rate (CAGR). The analyses indicate that, in the case of the North America CGU, either an increase of 2.1% in the WACC, on a nominal pre-tax basis, or a decrease in the CAGR of unit revenue growth over the five-year period to below 0.8%, would represent scenarios in which a reduction in the recoverable amount could occur. A CAGR of 1.3% was applied in the impairment test. For the other CGUs, management does not expect reasonably possible changes in key assumptions to result in a reduction of the recoverable amount.
Rumo [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 367,598	R$ 95,138
Weighted average interest rate used to capitalize borrowing costs	14.73%	11.80%
TRSP [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 39,617
Weighted average interest rate used to capitalize borrowing costs		7.36%
Compass Gás e Energia [member] | Contract assets
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 79,018	R$ 78,980
Weighted average interest rate used to capitalize borrowing costs	13.78%	10.47%
Sulgás [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 2,965	R$ 2,908
Weighted average interest rate used to capitalize borrowing costs	12.20%	5.81%
Biometano Verde Paulínia S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 22,262
Weighted average interest rate used to capitalize borrowing costs	7.69%
Rumo Malha Sul S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	R$ 1,227,872
Rumo Malha Sul S.A. [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	14.26%
Rumo Malha Sul S.A. [member] | Cash-generating units [member] | Selling Price [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.10%
Rumo Malha Sul S.A. [member] | Cash-generating units [member] | Sales Volume [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.80%
TUP Porto São Luis S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	R$ 265,880
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate		10.90%
Growth rate	11.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate		13.43%
Growth rate	13.18%
Investment Properties [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	9.25%
Investment Properties [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal		6.06%
Investment Properties [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal		10.40%